UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leeb Capital Management Inc
Address: 8 West 40th Street
         19th Floor
         New York, New York  10018

13F File Number:  28-11598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Fishman
Title:     Chief Operating Officer
Phone:     212-653-1504

Signature, Place, and Date of Signing:

     Steven Fishman     New York, NY/USA     January 19, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $90,866 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III                     PFD CV 6.75%     00808n202      465    10050 SH       Sole                        0        0    10050
AMAZON COM INC                 COM              023135106     2594    19285 SH       Sole                     3100        0    16185
APPLE INC                      COM              037833100     3655    17345 SH       Sole                     2675        0    14670
AQUA AMERICA INC               COM              03836W103      395    22546 SH       Sole                        0        0    22546
ASA LIMITED                    SHS              G3156P103      587     7585 SH       Sole                        0        0     7585
AT&T INC                       COM              00206R102      950    33900 SH       Sole                        0        0    33900
BARRICK GOLD CORP              COM              067901108     1905    48369 SH       Sole                     6175        0    42194
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1594      485 SH       Sole                       67        0      418
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       30        9 SH       Other                       0        0        9
BHP BILLITON LTD               SPONSORED ADR    088606108     2201    28735 SH       Sole                     3600        0    25135
BHP BILLITON LTD               SPONSORED ADR    088606108       21      275 SH       Other                       0        0      275
CACI INTL INC                  CL A             127190304     1298    26575 SH       Sole                     4725        0    21850
CHEVRON CORP NEW               COM              166764100     4255    55272 SH       Sole                     5975        0    49297
CHEVRON CORP NEW               COM              166764100       62      800 SH       Other                       0        0      800
COCA COLA CO                   COM              191216100     3125    54825 SH       Sole                     7700        0    47125
COCA COLA CO                   COM              191216100       34      600 SH       Other                       0        0      600
CONOCOPHILLIPS                 COM              20825C104       51     1000 SH       Other                       0        0     1000
CONOCOPHILLIPS                 COM              20825C104     2550    49937 SH       Sole                     5550        0    44387
CVS CAREMARK CORPORATION       COM              126650100     2283    70888 SH       Sole                    11525        0    59363
CVS CAREMARK CORPORATION       COM              126650100       19      575 SH       Other                       0        0      575
DUKE ENERGY CORP NEW           COM              26441C105      463    26900 SH       Sole                        0        0    26900
ENTERGY CORP NEW               COM              29364G103      317     3879 SH       Sole                        0        0     3879
EXELON CORP                    COM              30161N101       34      700 SH       Other                       0        0      700
EXELON CORP                    COM              30161N101      237     4850 SH       Sole                        0        0     4850
FLUOR CORP NEW                 COM              343412102     1577    35020 SH       Sole                     6100        0    28920
FPL GROUP INC                  COM              302571104     4438    84020 SH       Sole                    10500        0    73520
FPL GROUP INC                  COM              302571104       63     1200 SH       Other                       0        0     1200
FRONTIER COMMUNICATIONS CORP   COM              35906A108      229    29358 SH       Sole                        0        0    29358
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      401     9500 SH       Sole                        0        0     9500
GOLDCORP INC NEW               COM              380956409      406    10315 SH       Sole                        0        0    10315
INTEL CORP                     COM              458140100     3319   162678 SH       Sole                    24825        0   137853
INTEL CORP                     COM              458140100       24     1200 SH       Other                       0        0     1200
ISHARES SILVER TRUST           ISHARES          46428q109     2016   121865 SH       Sole                    17525        0   104340
ISHARES TR INDEX               BARCLYS TIPS BD  464287176       33      320 SH       Other                       0        0      320
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      338     3250 SH       Sole                        0        0     3250
ITT CORP NEW                   COM              450911102     2209    44410 SH       Sole                     6800        0    37610
ITT CORP NEW                   COM              450911102       26      520 SH       Other                       0        0      520
JOHNSON & JOHNSON              COM              478160104      667    10356 SH       Sole                        0        0    10356
JOHNSON & JOHNSON              COM              478160104       37      575 SH       Other                       0        0      575
MICROSOFT CORP                 COM              594918104       22      725 SH       Other                       0        0      725
MICROSOFT CORP                 COM              594918104     1976    64825 SH       Sole                    10900        0    53925
MID-AMER APT CMNTYS INC        COM              59522J103      471     9750 SH       Sole                        0        0     9750
MOSAIC CO                      COM              61945a107     1622    27150 SH       Sole                     3800        0    23350
NOBLE CORPORATION BAAR         NAMEN -AKT       h5833n103     1351    33200 SH       Sole                     5575        0    27625
NORTHROP GRUMMAN CORP          COM              666807102      496     8879 SH       Sole                        0        0     8879
NOVAGOLD RES INC               COM NEW          66987e206      431    70265 SH       Sole                        0        0    70265
NOVARTIS A G                   SPONSORED ADR    66987v109       27      500 SH       Other                       0        0      500
NOVARTIS A G                   SPONSORED ADR    66987v109      197     3625 SH       Sole                        0        0     3625
NUSTAR ENERGY LP               UNIT COM         67058H102      339     6050 SH       Sole                        0        0     6050
PENN VA RESOURCES PARTNERS L   COM              707884102      322    14925 SH       Sole                        0        0    14925
PETROCHINA CO LTD              SPONSORED ADR    71646E100      265     2227 SH       Sole                        0        0     2227
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654v408     2310    48452 SH       Sole                     6475        0    41977
POTASH CORP SASK INC           COM              73755L107     1837    16933 SH       Sole                     2470        0    14463
PRESIDENTIAL LIFE CORP         COM              740884101       91    10000 SH       Sole                        0        0    10000
PROCTER & GAMBLE CO            COM              742718109       42      700 SH       Other                       0        0      700
PROCTER & GAMBLE CO            COM              742718109      286     4718 SH       Sole                        0        0     4718
RANDGOLD RES LTD               ADR              752344309     2168    27395 SH       Sole                     4025        0    23370
RAYTHEON CO                    COM NEW          755111507     2195    42601 SH       Sole                     6675        0    35926
RAYTHEON CO                    COM NEW          755111507       18      350 SH       Other                       0        0      350
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      535     8900 SH       Sole                      200        0     8700
SCHLUMBERGER LTD               COM              806857108       26      400 SH       Other                       0        0      400
SCHLUMBERGER LTD               COM              806857108     3207    49263 SH       Sole                     6475        0    42788
SILVER WHEATON CORP            COM              828336107     1961   130575 SH       Sole                    17500        0   113075
SOUTHERN CO                    COM              842587107      727    21825 SH       Sole                        0        0    21825
SPDR GOLD TRUST                GOLD SHS         78463v107     5646    52615 SH       Sole                     5475        0    47140
SPDR GOLD TRUST                GOLD SHS         78463v107       54      500 SH       Other                       0        0      500
SPECTRA ENERGY CORP            COM              847560109      316    15403 SH       Sole                        0        0    15403
SPECTRA ENERGY PARTNERS LP     COM              84756n109      403    13625 SH       Sole                        0        0    13625
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3160    56250 SH       Sole                     8950        0    47300
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209       35      615 SH       Other                       0        0      615
TRANSOCEAN LTD                 REG SHS          h8817h100     2404    29028 SH       Sole                     4377        0    24651
VALE S A                       ADR              91912e105     3197   110125 SH       Sole                    17175        0    92950
VANGUARD WORLD FD              EXTENDED DUR     921910709      656     8320 SH       Sole                        0        0     8320
VERIZON COMMUNICATIONS INC     COM              92343V104      701    21167 SH       Sole                        0        0    21167
VISA INC                       COM CL A         92826c839       24      270 SH       Other                       0        0      270
VISA INC                       COM CL A         92826c839     2861    32709 SH       Sole                     5150        0    27559
WAL MART STORES INC            COM              931142103     3286    61487 SH       Sole                     9875        0    51612
WAL MART STORES INC            COM              931142103       21      400 SH       Other                       0        0      400
WINDSTREAM CORP                COM              97381W104      272    24727 SH       Sole                        0        0    24727